Expense Example - Putnam Small Cap Value Fund	Feb. 28, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	1,839
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,972
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,048
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,623
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	$ 908